Balance Sheet Detail	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Detail

Note 8 – Balance Sheet Detail

Prepaid expenses and other current assets consisted of the following (in thousands):

	September 30, 2025	December 31, 2024
Prepaid expenses	$—	$20
Receivables for Investment	—	312
Other current assets	146	103
Total prepaid expenses and other current assets	$146	$435

Property and equipment, net consisted of the following (in thousands):

	September 30, 2025	December 31, 2024
Computers and peripheral equipment	$395	$377
Office furniture and equipment	46	46
Electronic equipment	290	290
Leasehold improvements	18	18
	749	731
Less: accumulated depreciation	(663)	(626)
Total property and equipment, net	$86	$105

TG-17 INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Depreciation expenses for the nine months ended September 30, 2025 and 2024 amounted to $37,716 and $24,977, respectively.

Accrued and other current liabilities was composed of the following (in thousands):

	September 30, 2025	December 31, 2024
Employee and related accruals	$685	$627
Accrued expenses	1,289	1,271
Other	92	69
Total accrued and other current liabilities	$2,066	$1,967

Note 8 – Balance Sheet Detail

Prepaid expenses and other current assets consisted of the following (in thousands):

	Years Ended December 31,
	2024	2023
Prepaid expenses	$20	$21
Receivables for Investment	312	—
Other current assets	103	83
Total prepaid expenses and other current assets	$435	$104

Property and equipment, net consisted of the following (in thousands):

	Years Ended December 31,
	2024	2023
Computers and peripheral equipment	$377	$333
Office furniture and equipment	46	46
Electronic equipment	290	300
Leasehold improvements	18	18
	731	697
Less: accumulated depreciation	(626)	(568)
Total property and equipment, net	$105	$129

Depreciation expenses for the years ended December 31, 2024 and 2023 amounted to $58 and $42, respectively.

TG-17 INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Accrued and other current liabilities was composed of the following (in thousands):

	Years Ended December 31,
	2024	2023
Employee and related accruals	$627	$287
Accrued expenses	1,271	1,550
Other	69	30
Total accrued and other current liabilities	$1,967	$1,867